April 15, 2016
DREYFUS INSTITUTIONAL RESERVES FUNDS
 - Dreyfus Institutional Treasury Prime Cash Advantage Fund
Supplement to Prospectus dated May 1, 2015, as revised December 23, 2015 and Current Statement of Additional Information
The fund has changed its name to "Dreyfus Institutional Treasury Securities Cash Advantage Fund."